Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt

	December 31,
(In millions)	2016	2015

Debt:
Short-term borrowings
Uncommitted credit facilities (year-end weighted-average interest rate of 1.7% in 2016)	$108.3	—
Restricted cash borrowings (year-end weighted-average interest rate of 0.5% in 2016 and 0.1% in 2015)(a)	22.3	3.5
Other (year-end weighted-average interest rate of 8.1% in 2016 and 8.7% in 2015)	32.2	29.1
Total short-term borrowings	$162.8	32.6

Long-term debt
Bank credit facilities:
Revolving Facility (year-end weighted-average interest
rate of 1.8% in 2016 and 1.8% in 2015)	$55.8	163.3
Private Placement Notes (Series A effective interest rate of 4.6%, Series B effective interest
rate of 5.2%), due 2021, less unamortized debt costs of $0.1 million in 2016 and $0.1 million in 2015	85.6	92.8
Term loan (year-end effective interest rate of 2.5% in 2016 and 2.2% in 2015)
less unamortized debt costs of $0.2 million in 2016 and $0.2 million in 2015	65.6	70.9
Other primarily non-U.S. dollar-denominated facilities (year-end weighted-
average interest rate of 6.9% in 2016 and 5.1% in 2015)	6.4	11.4
Capital leases (year-end weighted-average interest rate of 4.2% in 2016 and 3.6% in 2015)	67.0	59.5
Total long-term debt	$280.4	397.9

Total Debt	$443.2	430.5

Included in:
Current liabilities	$195.6	72.4
Noncurrent liabilities	247.6	358.1
Total debt	$443.2	430.5

(a)
These 2016 and 2015 amounts are for short-term borrowings related to cash borrowed under lending arrangements used in the process of managing customer cash supply chains, which is currently classified as restricted cash and not available for general corporate purposes. See Note 19 for more details.

Schedule of Minimum Repayments of Long-term Debt
Minimum repayments of long-term debt are as follows:

(In millions)	Capital leases	Other long-term debt	Total

2017	$18.5	14.3	32.8
2018	14.8	13.1	27.9
2019	11.1	16.0	27.1
2020	9.1	69.8	78.9
2021	7.6	65.2	72.8
Later years	5.9	35.0	40.9
Total	$67.0	213.4	280.4

Schedule of Capital Lease Aset Classes
Property and equipment acquired under capital leases are included in property and equipment as follows:

	December 31,
(In millions)	2016	2015

Asset class:
Buildings	$2.0	2.0
Vehicles	131.8	114.1
Machinery and equipment	1.4	13.6
	135.2	129.7
Less: accumulated amortization	(63.5)	(66.0)
Total	$71.7	63.7